Financial Risk Management - Disclosure of Credit Risk Exposure (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Without External Credit Ratings [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	$ 1,915	$ 10,685	$ 254
Without External Credit Ratings [Member] | Trade Receivables [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	7,789	9,982	26,499
Without External Credit Ratings [Member] | Trade Receivables [Member] | New Customer Less than 6 Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	42	12	187
Without External Credit Ratings [Member] | Trade Receivables [Member] | Existing Customers (More Than 6 Months With Default in Past [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	7,747	9,970	26,312
Ratings AA- [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets	1,915	10,591	265
Ratings A+ [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Financial assets		$ 94	$ (11)